SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21. SUBSEQUENT EVENTS

The Company made the second payment of $181,750 for bonus payments on behalf of the selling shareholders of IFP in April 2023.

At the special meeting of the Company’s stockholders held on May 8, 2023 (the “Special Meeting”), the stockholders of the Company approved, (a) for purposes of complying with Nasdaq Listing Rule 5635, the full conversion of Series C Preferred Stock issued by the Company pursuant to the terms of a Share Exchange Agreement, dated as of October 4, 2022, and the issuance of shares of Common Stock in connection with such conversion (the “Series C Conversion Approval”); and (b) the full conversion of Series D Preferred Stock, issued by the Company pursuant to the terms of a Securities Purchase Agreement, dated as of December 21, 2022, and the issuance of shares of Common Stock in connection with such conversion (the “Series D Conversion Approval”).

As of May 9, 2023, pursuant to the Series C Conversion Approval and the terms of the Share Exchange Agreement, the convertible notes to which the Company is a guarantor as a result of the IFP Acquisition, with an outstanding balance of £1,360,761 in principal and accrued interest as of May 8, 2023, were convertible into shares of IFP, which shares are immediately exchangeable for an aggregate of 1,149,273 shares of Series C Preferred Stock. The outstanding balance of the convertible notes as at the closing date of the IFP Acquisition was £1,254,270.

Upon conversion of the convertible notes into shares of Series C Preferred Stock, there will be 3,512,277 shares of Series C Preferred Stock outstanding and convertible into an aggregate of 526,818 shares of Common Stock. As of May 10, 2023, there were 176,462 shares of Series D Preferred Stock outstanding and convertible into an aggregate of 26,464 shares of Common Stock.

NOTE 14. SUBSEQUENT EVENTS

The Company filed a registration statement (Form S-8) on August 5, 2022, for the registration of 500,000 shares of the Company’s common stock at $0.001 par value per share, issuable pursuant to the GBS Inc. 2019 Long Term Incentive Plan. However, the Company has not issued these shares to its employees and directors as of the date of filing these accounts.